INVESTMENTS IN ASSOCIATES - Eviana Health Corporation (Details) - CAD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 02, 2020	Oct. 02, 2018	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of associates [line items]
Mandatory conversion of debt, number of consecutive days volume weighted average price above threshold	10 days
Shares outstanding			298,786,023	194,511,061	156,196,347
Right to purchase (in years)	5 years
Investments in associates			$ 5,028	$ 7,001	$ 11,108
Impairment loss			$ 3,266	3,000
EVIANA HEALTH CORPORATION
Disclosure of associates [line items]
Participating share		21.40%	19.90%
Percentage of potential ownership interest capped based on certain Canadian securities regulations and contractual obligations		19.90%
Convertible debentures receivable, face value	$ 5,000
Borrowings, interest rate	10.00%
Convertible debentures, conversion price	$ 1.15
Convertible debentures, total number of shares available upon conversion	4,347,826
Number of share purchase warrant units acquired	2,500
Shares available per share purchase warrant unit upon conversion	870
Share purchase warrant units, total number of shares available upon conversion	2,175,000
Share purchase warrant exercise price per share	$ 1.30
Maximum percentage of annual CBD oil purchased	25.00%
Percentage of agreed raw CBD oil wholesale market price	95.00%
Investments in associates			$ 0	0	$ 3,000
Impairment loss			$ 0	$ 3,000
EVIANA HEALTH CORPORATION | Maximum
Disclosure of associates [line items]
Weighted average price	$ 2.15
EVIANA HEALTH CORPORATION | Minimum
Disclosure of associates [line items]
Shares outstanding	100,000